Fees Summary	Dec. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,732,271,086.26
Previously Paid Amount
Total Fee Amount	239,226.64
Total Offset Amount
Net Fee	$ 239,226.64